INCOME TAX -Deferred income tax (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating losses carryforwards	$ 344,269	$ 186,642
Accrued expenses	37,460	22,664
Deferral of tax deduction of R&D expenses	319,768	308,850
Operating lease liabilities	24,437	31,633
Exchangeable notes	1,433	5,061
Convertible notes	3,399	3,620
Deferral of tax deduction of advertising expenses	48	10,054
Property, equipment and software	3,479	2,908
Equity investments	985	843
Deferred revenue	18,499	19,102
Total gross deferred tax assets	753,777	591,377
Valuation allowance on deferred tax assets	(585,820)	(390,737)	$ (202,715)	$ (32,914)
Deferred tax assets, net of valuation allowance	167,957	200,640
Deferred tax liabilities:
Property, equipment and software	(1,530)	(3,430)
Derivative asset	(173)	(17)
Government grants	(132,061)	(155,717)
Operating lease right-of-use assets	(34,193)	(41,476)
Total deferred tax liabilities	$ (167,957)	$ (200,640)